Cover	Aug. 12, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	PSQ Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40457
Entity Tax Identification Number	86-2062844
Entity Address, Address Line One	313 Datura Street,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	754
Local Phone Number	264-8701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001847064
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PSQH
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	PSQH.WS
Security Exchange Name	NYSE